Share-based Payments	6 Months Ended
Jun. 30, 2022
Disclosure Of Terms And Conditions Of Sharebased Payment Arrangement [Abstract]
Share-based payments
8. Share-based payments
The Company has six
share-based payment plans for employees, directors and consultants. The share options granted will be settled in equity. If the Company determines, and at its discretion, an arrangement may be made under the 2020 Long-Term Incentive Plan to substitute the right to acquire shares with a cash alternative of equivalent value. Options granted under each of the six plans have a maximum life of 10 years.
As detailed in the table below, during the six months ended June 30, 2022, 1,115,925 share options were granted under the 2020 Long-Term Incentive Plan (six months ended June 30, 2021: 1,501,663 share options granted). Options granted under this plan will vest if the option holder remains under respective contract of employment or contract of service for the agreed vesting period. The share options granted in the period will vest over a period of up to four years.
The fair values of options granted were determined using the Black-Scholes model that takes into account factors specific to the share incentive plan such as the assumption that the options are exercised at a point in time of up to two years after vesting. This has been incorporated into the measurement by means of actuarial modelling. As NuCana plc was unlisted until October 2, 2017, it is not possible to derive historical volatility from the Company’s ADSs prior to October 2017. For options with an estimated life of greater than four years, the underlying expected volatility was determined by using the average of the historical volatility of similar listed entities as a proxy. Options granted with an estimated life of four years or less, have been valued using the Company’s own historical volatility rates.

	Options granted on
	March 9, 2022	March 9, 2022
Vesting dates	March 9, 2023	March 9, 2023
	March 9, 2024	March 9, 2024
	March 9, 2025	March 9, 2025
	March 9, 2026	March 9, 2026
Volatility	89.32%	95.70%
Dividend yield	0%	0%
Risk-free investment rate	1.36%	1.37%
Fair value of option at grant date	£0.37	£0.53
Fair value of share at grant date	£0.56	£0.56
Exercise price at date of grant	£0.56	£0.04
Lapse date	March 9, 2032	March 9, 2032
Expected option life (years)	4.50	3.50
Number of options granted	1,020,925	95,000
For the three months ended June 30, 2022, the Company recognized £1.2 million of share-based payment expense in the statement of operations (three months ended June 30, 2021: £1.8 million). For the six months ended June 30, 2022, the Company recognized £2.7 million of share-based payment expense in the statement of operations (six months ended June 30, 2021: £3.6 million).